Financial Instruments (Details)	12 Months Ended
	Nov. 30, 2013 item	Nov. 30, 2012 item
Financial Instruments
Revenues denominated in U.S. Dollar (as a percent)	90.00%
Forward foreign exchange contracts and options
Financial Instruments
Maximum maturity period of derivative contracts	2 years
Summary of foreign currency derivative contract activity
Number of contracts outstanding at the beginning of the period	34	31
Number of contracts matured during the period	(34)	(31)
Number of new contracts entered into during the period	35	34
Number of contracts outstanding at the end of the period	35	34